Supplementary information on capital management	9 Months Ended
Sep. 30, 2019
Supplementary information on capital management
Supplementary information on capital management

10.    Supplementary information on capital management

As of September 30, 2019 and December 31, 2018 the total equity in percent of total assets was 40.8% and 49.2%, respectively, and the debt in percent of total assets was 41.2% and 28.8%, respectively.

Further information on the Company’s capital management is available in the Annual Report on Form 20‑F as of December 31, 2018.

The Company’s financing structure and business model are reflected in the investment grade ratings. The Company is covered and rated investment grade by the three leading rating agencies, Moody’s, Standard & Poor’s and Fitch.

Rating (1)

	Standard & Poor's	Moody's	Fitch

Corporate Credit Rating	BBB	Baa3	BBB-
Outlook	stable	stable	stable
(1)	A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.